Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 28,206,019	$ 24,914,618	$ 18,918,847
Cost of revenues		(20,752,326)	(17,224,749)	(13,245,171)
Gross profit		7,453,693	7,689,869	5,673,676
Operating expenses:
Selling and marketing expenses		(898,008)	(746,119)	(653,218)
General and administrative expenses		(2,001,457)	(6,800,745)	(544,304)
Research and development expenses		(3,475,397)	(3,269,086)	(1,677,456)
Total operating expenses		(6,374,862)	(10,815,950)	(2,874,978)
Operating income (loss)		1,078,831	(3,126,081)	2,798,698
Other (expenses) income:
Interest expenses, net		(238,393)	(167,146)	(126,373)
Government subsidies		6,196	18,994	45,638
Other income (expenses), net		70,419	(73,182)
Loss from sale of equipment			(1,538,023)
Loss from sale of accounts receivable			(1,097,204)
Total other expenses, net		(161,778)	(2,856,561)	(80,735)
Income (loss) before income tax		917,053	(5,982,642)	2,717,963
Income tax (expenses) benefit		(491,512)	269,962	(276,189)
Net income (loss)		$ 425,541	$ (5,712,680)	$ 2,441,774
Net income (loss) per ordinary share:
Basic	[1]	$ 0.03	$ (0.53)	$ 0.24
Diluted	[1]	$ 0.02	$ (0.53)	$ 0.24
Weighted average number of shares outstanding used in calculating net income (loss) per ordinary share:
Basic	[1]	16,070,623	10,736,359	10,000,000
Diluted	[1]	19,041,623	10,736,359	10,000,000
Net income (loss)		$ 425,541	$ (5,712,680)	$ 2,441,774
Foreign currency translation adjustments		446,492	120,680	(31,462)
Total comprehensive income (loss)		$ 872,033	$ (5,592,000)	$ 2,410,312

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share split (Note 17).